Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2019	Mar. 31, 2018
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	[1]		¥ 140,155
Carrying amount | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value			140,155
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	[1]		140,155
Estimated fair value | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value			¥ 140,155
Investment funds		¥ 12,100

[1]	The fair value of investment securities of ¥140,155 million was not estimated, as it was not practicable.